Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document and Entity Information [Abstract]
Document Type	8-K
Entity Registrant Name	AV Homes, Inc.
Entity Central Index Key	0000039677
Document Period End Date	Dec. 31, 2015
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Amendment Flag	true
Amendment Description	AV Homes, Inc. (the "Company") is filing this Current Report on Form 8 K to update Items 6, 7 and 8 of its Annual Report on Form 10 K for the year ended December 31, 2015. These updates are being made to reflect a reclassification of certain selling, general and administrative expenses and to reflect the retrospective application upon adoption, effective January 1, 2016, of Auditing Standards Update No. 2015 03, Interest – Imputation of Interest (Subtopic 835 30): Simplifying the Presentation of Debt Issuance Costs ("ASU 2015 03"). As previously disclosed, beginning with the Company's Quarterly Report on Form 10 Q for the quarter ended March 31, 2016, the selling, general and administrative expenses related to homebuilding previously included in Homebuilding expenses have been combined with corporate general and administrative expenses and reclassified into a new line item called "Selling, general and administrative expenses" to enhance visibility to the Company's core homebuilding operations and conform with standard industry presentation. The selling, general and administrative expenses reclassified include commissions, other selling expenses and overhead incurred at the divisional level. In addition, in accordance with adoption of ASU 2015 03, our debt issuance costs are now presented as a deduction from the corresponding debt liability. This guidance was applied retrospectively and had the effect of reducing the Company's prepaid expenses and other assets and senior notes, net balances in its consolidated balance sheets. The Company is filing this Current Report on Form 8 K to provide investors with recast financial information from prior periods in order to assist them in making comparisons of financial information for current and future periods with financial information for such prior periods. The recast information for Items 6, 7 and 8 contained in the Company's Annual Report on Form 10 K for the year ended December 31, 2015 is attached as Exhibits 99.1, 99.2 and 99.3 to this Current Report on Form 8 K and incorporated by reference herein. This Current Report on Form 8 K does not reflect events or developments that occurred after March 4, 2016, and the information contained herein should be read in conjunction with the Company's Annual Report on Form 10 K for the year ended December 31, 2015 and the Company's Quarterly Report on Form 10 Q for the quarter ended March 31, 2016, as well as the Company's other filings with the Securities and Exchange Commission.
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer